LONG-TERM DEBT (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014
2014	$ 15,041
2015	19,745
2016	15,697
2017	6,887
2018	4,253
Long-term Debt, Total	$ 61,623